Related parties (Tables)	12 Months Ended
Dec. 31, 2017
Related parties
Schedule of transactions with related parties

	Year ended December 31
	2017			2016			2015
	Joint Ventures	Associates	Total	Joint Ventures	Associates	Total	Joint Ventures	Associates	Total
Net operating revenue	399	337	736	166	346	512	139	353	492
Cost and operating expenses	(1,943)	(29)	(1,972)	(916)	(50)	(966)	(815)	(83)	(898)
Financial result	118	(14)	104	(29)	(20)	(49)	—	8	8

Schedule of loans from/to related parties

	December 31, 2017			December 31, 2016
	Joint Ventures	Associates	Total	Joint Ventures	Associates	Total
Assets
Accounts receivable	73	38	111	69	35	104
Dividends receivable	112	14	126	53	20	73
Loans to related parties	4,526	—	4,526	—	—	—
Other assets	17	—	17	—	—	—

Liabilities
Supplier and contractors	192	20	212	95	11	106
Loans from related parties	—	1,245	1,245	—	440	440
Other liabilities	612	—	612	359	—	359

Schedule of remuneration of key management personnel

	Year ended December 31
	2017	2016	2015
Short-term benefits
Wages or pro-labor	9	8	8
Direct and indirect benefits	10	4	6
Profit sharing program (“PLR”)	10	—	8

	29	12	22
Long-term benefits
Shares based	16	1	1

Severance	7	5	6

	52	18	29